Revenue - Remaining Performance Obligations (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation	$ 68.2
Revenue remaining performance obligation percentage	42.70%
MARIADB CORPORATION AB [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation		$ 55.4
Revenue remaining performance obligation percentage		47.30%
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected timing of satisfaction, period	13 months
Minimum | MARIADB CORPORATION AB [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected timing of satisfaction, period		13 months
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected timing of satisfaction, period	36 months
Maximum | MARIADB CORPORATION AB [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected timing of satisfaction, period		36 months